Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rates	13.80%
Increase in discount rate	20.70%
Intangible assets	$ 78,555	$ 81,749	$ 95,568
Percentage of rise in increase in discount rate	6.90%
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated recoverable amount	$ 5,100,000	$ 2,800,000
Percentage of growth rate	3.00%	4.90%
Discount rates	13.80%	13.60%
Intangible assets	$ 20,380	$ 20,380	$ 20,380
Capitalised development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 9,600	$ 11,200